Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2014 Tsakos Shipping and Trading S.A.	Jun. 30, 2014 DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Related Party Transaction [Line Items]
Chartering commission		1.25%
Charge fee		$ 200
Payment for the cost of design and supervision services for new buildings	$ 0		$ 200